Stock-based compensation - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Mar. 31, 2022 USD ($) year shares	Mar. 31, 2021 USD ($) year	Dec. 31, 2016 seniorExecutives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares receivable, per share based payments option (in shares) | shares		1
Expected volatility		47.25%	45.55%
Expected option life | year		4.07	4.27
Fair value of stock options granted		$ 318,233	$ 79,581
Fair value of stock options forfeited		55,967	13,053
Total share-based compensation and related costs		$ 109,066	44,755
Option pricing model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		41.00%
Expected option life | year		7
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation and related costs		$ 108,916	32,739
Unrecognized expense		$ 147,052	$ 45,365
Amortization period, unrecognized expense		1 year 10 months 24 days	1 year 5 months 8 days
Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of senior executives | seniorExecutives				2
Vesting percentage		25.00%
Vesting period		4 years
Term of options granted		7 years
Maximum number of shares reserved, percentage of shares outstanding | shares	0.15
Omnibus Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Key management personnel of entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Omnibus Incentive Plan | Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		48 months
Omnibus Incentive Plan | PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		3 years
Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Omnibus Incentive Plan | First anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Omnibus Incentive Plan | Quarterly after first anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		8.75%
Portion of Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Portion of Omnibus Incentive Plan | Second anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Portion of Omnibus Incentive Plan | Third anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Portion of Omnibus Incentive Plan | Fourth anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Amended and Restated Omnibus Plan and Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		22,299,196
ShopKeep plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		1,226,214